Note 4 - Loans and Leases - Summary of Nonaccrual Loans and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Recorded investment, nonaccrual	$ 950	$ 963
Loans and leases past due over 90 days still accruing	60	138
Troubled debt restructurings	1,490	1,618
Residential 1 - 4 Family Real Estate [Member]
Recorded investment, nonaccrual	363	414
Loans and leases past due over 90 days still accruing	60	138
Troubled debt restructurings	175	223
Commercial Real Estate Portfolio Segment [Member]
Recorded investment, nonaccrual	570	545
Loans and leases past due over 90 days still accruing
Troubled debt restructurings	546	623
Agricultural Real Estate [Member]
Recorded investment, nonaccrual	11	4
Loans and leases past due over 90 days still accruing
Troubled debt restructurings
Commercial Portfolio Segment [Member]
Recorded investment, nonaccrual
Loans and leases past due over 90 days still accruing
Troubled debt restructurings	769	772
Agriculture [Member]
Recorded investment, nonaccrual
Loans and leases past due over 90 days still accruing
Troubled debt restructurings
Consumer Portfolio Segment [Member]
Recorded investment, nonaccrual	6
Loans and leases past due over 90 days still accruing
Troubled debt restructurings